Equity - Summary of Share Repurchase Program (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	5,441,434
Cash paid | $	$ (344,541)
2014
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	182,592
Cash paid | $	$ (18,506)
2015
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	2,127,900
Cash paid | $	$ (117,882)
2021
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	559,025
Cash paid | $	$ (40,514)
2022
Disclosure Of Share Repurchase Program [Line Items]
Shares | shares	2,571,917
Cash paid | $	$ (167,639)